Commitments and Contingencies (Details)	12 Months Ended
	Nov. 30, 2014 USD ($) item	Nov. 30, 2013 USD ($)	Nov. 30, 2012 USD ($)
Retail leases
Equipment and office rental expenses | $	$ 4,946,000	$ 4,204,000	$ 2,617,000
Area leased as office space	1,000
Minimum
Retail leases
Operating lease agreements expiring term	3 years
Percentage of annual sales volume	6.00%
Maximum
Retail leases
Operating lease agreements expiring term	10 years
Percentage of annual sales volume	8.00%